Accounts Receivable, Net (Details) (USD $)	Dec. 31, 2012	Dec. 31, 2011
Accounts Receivable, Net
Billed receivable	$ 156,556,987	$ 156,633,471
Unbilled receivable	126,420,101	92,572,783
Total	$ 282,977,088	$ 249,206,254